SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 714,288
Related parties convertible note five percentage coupon august two thousand twenty two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	256,634
Chief financial officer convertible note five percantage coupon august two thousand twenty two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	76,531
Accredited investors convertible note five percentage coupon august two thousand twenty two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 381,123